8. RELATED PARTY TRANSACTIONS AND BALANCES: Schedule of Related Party Liabilities (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Liability - Amount during period		$ 244,200	$ 282,435	$ 439,476
Related Party Liability		$ 671,019	754,296
Pacific Opportunity Capital Ltd
Related Party Liability - Description of Services	[1]	Rent, management, accounting, marketing and financing services
Related Party Liability - Amount during period	[1]	$ 94,200	132,435	198,158
Related Party Liability	[1]	$ 534,488	456,055
Paul W. Kuhn
Related Party Liability - Description of Services	[2]	Consulting, salaries, housing allowance and share-based payment
Related Party Liability - Amount during period	[2]	$ 150,000	150,000	217,248
Related Party Liability	[2]	$ 122,140	282,633
Mark T. Brown (f)
Related Party Liability - Description of Services	[3]	Short-term loan and expense reimbursement
Related Party Liability - Amount during period	[3]	$ 0	0	16,000
Related Party Liability	[3]	$ 0	0
Paul L. Nelles
Related Party Liability - Description of Services	[4]	Salaries and share-based payment
Related Party Liability - Amount during period	[4]	$ 0	0	$ 8,070
Related Party Liability	[4]	$ 14,391	$ 15,608

[1]	Pacific Opportunity Capital Ltd., a company controlled by a director of the Company.
[2]	(e)On June 1, 2019, the Company entered into a Contract for Services (the “Contract”) with a contractor to serve as the Company’s president and chief executive officer. The contractor is responsible for providing technical oversight and guidance, establishing corporate goals and objectives and setting and implementing corporate strategies. Pursuant to the Contract: •The contractor will receive a fee of $12,500 per month and a rent allowance of €4,000 for the first four months;

•If the Company is substantially sold or has a change of control (as defined), the contractor will receive a payment equal to two years of fees; and

•The contract remains effective until terminated in writing by either the Company or the contractor. The Company may terminate the contract at any time without notice or payment in lieu thereof for cause or at any time without cause by providing six months’ written notice or by paying the contractor in lieu of notice. The contractor may terminate the contract at any time by providing the Company with three months’ written notice.

[3]	Mark T. Brown is a director of the Company. The amount included a $16,000 advance (paid), a non-interest bearing loan without specific terms of repayment.
[4]	Paul L. Nelles is a director of Innomatik.